Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Initial public offering total amount (in Dollars)	$ 313
Employee compensation percentage	8.33%
Receivable amount (in Dollars)	$ 35	$ 29
Deferred revenue (in Dollars)	$ 31	$ 33
Debt instrument percent	10.00%
New debt instrument percentage	10.00%
Carrying amount percentage	10.00%
Percentage of dividend	100.00%
Weighted average number of ordinary shares related to outstanding (in Shares)	9,067,438	8,957,327	8,842,202
Convertible Advance Investments [Member]
Significant Accounting Policies (Details) [Line Items]
Investment percentage	200.00%